Document and Entity Information	12 Months Ended
Apr. 20, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	KALMAR POOLED INVESTMENT TRUST
Central Index Key	0001023132
Amendment Flag	false
Document Creation Date	Apr 19, 2013
Document Effective Date	Apr 20, 2013
Prospectus Date	Apr 20, 2013

KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
KALMAR “GROWTH-WITH-VALUE” SMALL CAP FUND
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees KALMAR GROWTH-WITH-VALUE SMALL CAP FUND (USD $)		Investor Class	Advisor Class	Institutional Class
Maximum Sales Charge (Load) on Purchases	[1]	none	none	none
Maximum Deferred Sales Charge	[1]	none	none	none
Maximum Sales Charge on Reinvested Dividends	[1]	none	none	none
Redemption Fee (as a percentage of amounts redeemed within 90 days of purchase)	[1]	2.00%	2.00%	2.00%
Exchange Fee	[1]	none	none	none
[1]	In connection with the adoption of a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "Multi-Class Plan"), the existing shares of the Fund were designated as Investor Class shares and two new classes of shares were created-Advisor Class shares and Institutional Class shares.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses KALMAR GROWTH-WITH-VALUE SMALL CAP FUND		Investor Class	Advisor Class	Institutional Class
Management Fee	[1]	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	[1]	none	none	none
Other Expenses	[1][2]	0.26%	0.26%	0.26%
Shareholder Services (non-12b-1) Fees	[1]	0.25%	0.10%	none
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][3][4]	1.52%	1.37%	1.27%
Reimbursements/Waivers	[1][4]	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Reimbursements/Waivers	[1][4]	1.51%	1.36%	1.26%
[1]	In connection with the adoption of a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "Multi-Class Plan"), the existing shares of the Fund were designated as Investor Class shares and two new classes of shares were created-Advisor Class shares and Institutional Class shares.
[2]	"Other Expenses" of the Investor class shares have been restated to reflect the adoption of the Multi-Class Plan and a shareholder services plan with respect to the Investor Class. "Other Expenses" of the Advisor Class shares and the Institutional Class shares are estimated based on the prior fiscal year expenses of the Fund.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Fund's investment adviser, Kalmar Investment Advisers ("Kalmar" or the "Adviser"), has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit "Total Annual Fund Operating Expenses," excluding extraordinary expenses, brokerage commissions, interest and "Acquired Fund Fees and Expenses," to, as a percentage of average daily net assets, 1.50% , 1.35% and 1.25% with respect to the Investor Class, the Advisor Class and the Institutional Class, respectively (the "Expense Limitation"). Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole ("Fund-wide expenses"). The Expense Limitation will remain in place until April 30, 2014, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees. No recoupment will occur unless the expenses of a Class or the Fund are below the Expense Limitation.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses for each Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example KALMAR GROWTH-WITH-VALUE SMALL CAP FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	154	479	828	1,812
Advisor Class	138	433	749	1,645
Institutional Class	128	402	696	1,533

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.03% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small capitalization ("small cap") companies whose stock market capitalizations (total equity market value of outstanding shares) are $3 billion or less at the time of purchase. Using its "Growth-with-Value" investment philosophy, the Fund's adviser, Kalmar Investment Advisers ("Kalmar"), seeks to invest in smaller companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. Kalmar's "Growth-with-Value" investment philosophy integrates what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying their stocks. Kalmar seeks to invest in dynamic, forward-looking smaller companies capable of strong present and future growth by offering solutions to real problems or innovative products and services to growing markets of substance.

Kalmar's investment philosophy is primarily a fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Fund's research/portfolio management team uses an independent, hands-on, in-house-research-driven approach to investment management decision-making. Kalmar believes that this conservative approach to small company investing can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of many other small cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders. Due to market factors such as appreciation and capital gains, a small cap company may appreciate to a mid or large cap company. The Fund may continue to hold the stock of such companies provided that it is consistent with the Fund's investment objective and strategies.
Principal Risks of Investing in the Fund
  Common Stocks — The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.
  Small Cap Stocks — A preponderant portion of the Fund's investments will be in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.
  Market Risk — Investments in common stocks in general are subject to market, economic and business risks that will cause their market value to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.
  Management Risk — As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result and the Fund may be unable to achieve its investment objective.
  Opportunity Risk — As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Value Investing Risk — The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

Performance Information
The bar chart and performance table below illustrates some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and by showing how the average annual total returns of the Fund’s Investor Class for 1 year, 5 years and 10 years compare with those of the Russell 2000® Growth Index, a broad-based securities index that serves as the Fund’s benchmark. The Russell 2000® Index provides a comparison to a broader universe of small cap companies (both growth and value). The information shown in the bar chart and performance table are that of the Investor Class of the Fund because the Advisor and Institutional Classes are new classes that do not yet have their own performance information. Because shares of each Class are invested in the same portfolio of securities, the performance of the Investor Class shares would have substantially similar annual returns as the Advisor and Institutional Classes. The annual returns of the Advisor and Institutional Classes would differ from the Investor Class only to the extent that those Classes do not have the same expenses.

Past performance (before and after taxes) is not necessarily an indication of future results.
Kalmar "Growth-with-Value" Small Cap Fund Calendar Year Total Return - Investor Class Shares

Best Quarter	Worst Quarter
6/30/03	12/31/2008
18.64%	(27.83)%

Investor Class Average Annual Total Return as of 12/31/12
Average Annual Total Returns KALMAR GROWTH-WITH-VALUE SMALL CAP FUND	1 Year	5 Years	10 Years
Investor Class	13.64%	4.13%	9.58%
Investor Class Return After Taxes on Distributions	12.41%	3.69%	8.79%
Investor Class Return After Taxes on Distributions and Sale of Shares	10.45%	3.52%	8.41%
Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%
Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	KALMAR POOLED INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 20, 2013
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KALMAR “GROWTH-WITH-VALUE” SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.03% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.03%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" of the Advisor Class shares and the Institutional Class shares are estimated based on the prior fiscal year expenses of the Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" of the Investor class shares have been restated to reflect the adoption of the Multi-Class Plan and a shareholder services plan with respect to the Investor Class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses for each Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small capitalization ("small cap") companies whose stock market capitalizations (total equity market value of outstanding shares) are $3 billion or less at the time of purchase. Using its "Growth-with-Value" investment philosophy, the Fund's adviser, Kalmar Investment Advisers ("Kalmar"), seeks to invest in smaller companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. Kalmar's "Growth-with-Value" investment philosophy integrates what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying their stocks. Kalmar seeks to invest in dynamic, forward-looking smaller companies capable of strong present and future growth by offering solutions to real problems or innovative products and services to growing markets of substance.

		Kalmar's investment philosophy is primarily a fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Fund's research/portfolio management team uses an independent, hands-on, in-house-research-driven approach to investment management decision-making. Kalmar believes that this conservative approach to small company investing can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of many other small cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders. Due to market factors such as appreciation and capital gains, a small cap company may appreciate to a mid or large cap company. The Fund may continue to hold the stock of such companies provided that it is consistent with the Fund's investment objective and strategies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Common Stocks — The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.
  Small Cap Stocks — A preponderant portion of the Fund's investments will be in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.
  Market Risk — Investments in common stocks in general are subject to market, economic and business risks that will cause their market value to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.
  Management Risk — As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result and the Fund may be unable to achieve its investment objective.
  Opportunity Risk — As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Value Investing Risk — The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrates some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and by showing how the average annual total returns of the Fund’s Investor Class for 1 year, 5 years and 10 years compare with those of the Russell 2000® Growth Index, a broad-based securities index that serves as the Fund’s benchmark. The Russell 2000® Index provides a comparison to a broader universe of small cap companies (both growth and value). The information shown in the bar chart and performance table are that of the Investor Class of the Fund because the Advisor and Institutional Classes are new classes that do not yet have their own performance information. Because shares of each Class are invested in the same portfolio of securities, the performance of the Investor Class shares would have substantially similar annual returns as the Advisor and Institutional Classes. The annual returns of the Advisor and Institutional Classes would differ from the Investor Class only to the extent that those Classes do not have the same expenses.

		Past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrates some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and by showing how the average annual total returns of the Fund’s Investor Class for 1 year, 5 years and 10 years compare with those of the Russell 2000® Growth Index, a broad-based securities index that serves as the Fund’s benchmark.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The information shown in the bar chart and performance table are that of the Investor Class of the Fund because the Advisor and Institutional Classes are new classes that do not yet have their own performance information.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2000® Index provides a comparison to a broader universe of small cap companies (both growth and value).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Kalmar "Growth-with-Value" Small Cap Fund Calendar Year Total Return - Investor Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
6/30/03	12/31/2008
18.64%	(27.83)%

Performance Table Heading	rr_PerformanceTableHeading	Investor Class Average Annual Total Return as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee (as a percentage of amounts redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Exchange Fee	rr_ExchangeFee	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services (non-12b-1) Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[1],[3],[4]
Reimbursements/Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[4]
Total Annual Fund Operating Expenses After Reimbursements/Waivers	rr_NetExpensesOverAssets	1.51%	[1],[4]
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	828
10 Years	rr_ExpenseExampleYear10	1,812
2003	rr_AnnualReturn2003	43.54%
2004	rr_AnnualReturn2004	12.81%
2005	rr_AnnualReturn2005	5.26%
2006	rr_AnnualReturn2006	6.17%
2007	rr_AnnualReturn2007	12.68%
2008	rr_AnnualReturn2008	(40.33%)
2009	rr_AnnualReturn2009	33.52%
2010	rr_AnnualReturn2010	34.57%
2011	rr_AnnualReturn2011	0.50%
2012	rr_AnnualReturn2012	13.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.83%)
1 Year	rr_AverageAnnualReturnYear01	13.64%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.58%
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee (as a percentage of amounts redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Exchange Fee	rr_ExchangeFee	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services (non-12b-1) Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1],[3],[4]
Reimbursements/Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[4]
Total Annual Fund Operating Expenses After Reimbursements/Waivers	rr_NetExpensesOverAssets	1.36%	[1],[4]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	433
5 Years	rr_ExpenseExampleYear05	749
10 Years	rr_ExpenseExampleYear10	1,645
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee (as a percentage of amounts redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Exchange Fee	rr_ExchangeFee	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services (non-12b-1) Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1],[3],[4]
Reimbursements/Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[4]
Total Annual Fund Operating Expenses After Reimbursements/Waivers	rr_NetExpensesOverAssets	1.26%	[1],[4]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	1,533
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	8.79%
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Return After Taxes on Distributions and Sale of Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.41%
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%

[1]	In connection with the adoption of a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "Multi-Class Plan"), the existing shares of the Fund were designated as Investor Class shares and two new classes of shares were created-Advisor Class shares and Institutional Class shares.
[2]	"Other Expenses" of the Investor class shares have been restated to reflect the adoption of the Multi-Class Plan and a shareholder services plan with respect to the Investor Class. "Other Expenses" of the Advisor Class shares and the Institutional Class shares are estimated based on the prior fiscal year expenses of the Fund.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Fund's investment adviser, Kalmar Investment Advisers ("Kalmar" or the "Adviser"), has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit "Total Annual Fund Operating Expenses," excluding extraordinary expenses, brokerage commissions, interest and "Acquired Fund Fees and Expenses," to, as a percentage of average daily net assets, 1.50% , 1.35% and 1.25% with respect to the Investor Class, the Advisor Class and the Institutional Class, respectively (the "Expense Limitation"). Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole ("Fund-wide expenses"). The Expense Limitation will remain in place until April 30, 2014, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees. No recoupment will occur unless the expenses of a Class or the Fund are below the Expense Limitation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	KALMAR POOLED INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 20, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2013